Geographical Revenues and Income Before Income Taxes (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,174,283		¥ 1,375,292	¥ 1,052,477
Income before Income Taxes	[1]	344,017		286,339	172,572
Operating Segment
Segment Reporting Information [Line Items]
Total Revenues		2,185,312		1,394,183	1,048,755
Operating Segment | Japan
Segment Reporting Information [Line Items]
Total Revenues		1,602,610		977,427	841,057
Income before Income Taxes	[1]	228,063		211,442	116,235
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Total Revenues	[2]	209,923		131,797	129,783
Income before Income Taxes	[1],[2]	32,382		42,901	27,458
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Total Revenues	[3]	363,964	[4]	292,675	102,336
Income before Income Taxes	[1],[3]	84,035	[4]	44,178	28,700
Geography Eliminations
Segment Reporting Information [Line Items]
Total Revenues		(2,214)		(26,607)	(20,699)
Income before Income Taxes	[1]	¥ (463)		¥ (12,182)	¥ 179

[1]	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.
[2]	Mainly the United States
[3]	Mainly Asia, Europe, Australasia and Middle East
[4]	Robeco, one of the Company's subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, "Other" locations include the total revenues and the income before income taxes of Robeco, respectively, for the fiscal year ended March 31, 2014 and the fiscal year ended March 31, 2015. The revenues of Robeco aggregated on a legal entity basis were ¥58,997 million in the Americas and ¥52,169 million in other for the fiscal year ended March 31, 2014 and ¥99,059 million in the Americas and ¥96,966 million in other for the fiscal year ended March 31, 2015.